RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term employee benefits
Employee salaries and bonuses	$ 1,326,702	$ 1,224,103	$ 1,310,852
Directors fees	267,785	270,000	270,000
Social security and medical care costs	32,912	43,224	33,433
Total short-term employee benefits	1,627,399	1,537,327	1,614,285
Post-employment benefits
Contributions to defined contribution pension plan	15,928	13,646	26,294
Key management expense
Share-based payments	1,055,719	253,766	1,083,985
Total key management remuneration	$ 2,699,046	$ 1,804,739	$ 2,724,564